Business Acquisition - Schedule of fair value of assets acquired and goodwill resulted for this acquisition (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Cash consideration		$ 1,574,286	¥ 11,012,762	¥ 57,971,520
Nonolive [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 57,971,520
Fair value of the acquired business cost method investments prior to the acquisition	6,495,982
Goodwill	13,667,502
Nonolive [Member] | Platform [Member]
Business Acquisition [Line Items]
Fair value of assets acquired	10,000,000
Nonolive [Member] | Brand Name [Member]
Business Acquisition [Line Items]
Fair value of assets acquired	¥ 40,800,000